Segments	12 Months Ended
Dec. 31, 2024
Segments
Segments

15. Segments

Until the acquisition of the drybulk vessels in 2023, the Company reported financial information and evaluated its operations by total charter revenues. In 2023, for management purposes, the Company is organized based on operating revenues generated from container vessels and drybulk vessels and has two reporting segments: (1) a container vessels segment and (2) a drybulk vessels segment. The container vessels segment owns and operates container vessels which are primarily chartered on multi-year, fixed-rate time charter and bareboat charter agreements. The drybulk vessels segment owns and operates drybulk vessels to provide drybulk commodities transportation services.

The Company’s chief operating decision maker, chief executive officer, monitors and assesses the performance of the container vessels segment and the drybulk vessels segment based on net income. Items included in the applicable segment’s net income are directly allocated to the extent that the items are directly or indirectly attributable to the segments. With regards to the items that are allocated by indirect calculations, their allocation is commensurate to the utilization of key resources. Investments in marketable securities and investments in affiliates accounted for using the equity method accounting are not allocated to any of the Company’s reportable segments.

In November 2023, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires a public entity to disclose significant segment expenses and other segment items by reportable segment on an annual basis and expands the extent of interim segment disclosures. The guidance is applied retrospectively to all periods presented in the financial statements, unless it is impracticable to do so. The ASU does not change how a public entity identifies its operating segments, aggregates them, or quantitative thresholds to determine its reportable segments. The Company adopted the new standard effective January 1, 2024. The adoption of this ASU affected only the Company’s disclosures, with no impact to its financial condition and results of operations.

15. Segments (Continued)

The following table summarizes the Company’s selected financial information for the year ended December 31, 2024, by segment (in thousands):

	Container	Drybulk
	vessels	vessels
	segment	segment	Total
Operating revenues	$937,077	$77,033	$1,014,110
Voyage expenses	(32,481)	(31,620)	(64,101)
Vessel operating expenses	(162,192)	(23,532)	(185,724)
Depreciation	(137,823)	(10,521)	(148,344)
Amortization of deferred drydocking and special survey costs	(27,167)	(1,994)	(29,161)
Net gain on disposal/sale of vessels	8,332	—	8,332
Interest income	12,843	—	12,843
Interest expenses	(26,185)	—	(26,185)
Other segment items(1)	(54,275)	(4,937)	(59,212)

Net income per segment	$518,129	$4,429	$522,558
Loss on investments, dividend income and equity loss on investments, net of interest income			(17,485)
Net income			$505,073

	Container	Drybulk
	vessels	vessels
	segment	segment	Total
Total assets per segment	$4,006,268	$276,207	$4,282,475
Marketable securities			60,850
Receivable from affiliates			329
Total assets			$4,343,654
(1)	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other income/(expenses), net and loss on derivatives.

The following table summarizes the Company’s selected financial information for the year ended December 31, 2023, by segment (in thousands):

	Container	Drybulk
	vessels	vessels
	segment	segment	Total
Operating revenues	$963,192	$10,391	$973,583
Voyage expenses	(33,913)	(7,097)	(41,010)
Vessel operating expenses	(159,084)	(3,033)	(162,117)
Depreciation	(128,097)	(1,190)	(129,287)
Amortization of deferred drydocking and special survey costs	(18,663)	—	(18,663)
Net gain on disposal/sale of vessels	1,639	—	1,639
Interest income	12,096	37	12,133
Interest expenses	(20,463)	—	(20,463)
Other segment items(1)	(53,428)	(1,018)	(54,446)

Net income/(loss) per segment	$563,279	$(1,910)	$561,369
Gain on investments, dividend income and equity loss on investments			14,930
Net Income			$576,299

15. Segments (Continued)

	Container	Drybulk
	vessels	vessels
	segment	segment	Total
Total assets per segment	$3,404,298	$170,539	$3,574,837
Marketable securities			86,029
Investments in affiliates			270
Total assets			$3,661,136
(1)	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other income/(expenses), net and loss on derivatives.

For the year ended December 31, 2022, net income from Container vessels segment was $588,447 thousand, which excludes gain/(loss) on investments, dividend income, net of withholding taxes and equity income on investments of ($29,237) thousand.